INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Netherlands statutory tax rate		$ (4,344)	$ (1,124)	$ 3,178
Changes in valuation allowance		829	(203)	(131)
Return to provision adjustments		0	(248)	0
Other		8	129	(175)
Income tax expense (benefit)		$ 1,644	$ (452)	$ 1,745
Rate
Netherlands statutory tax rate		25.80%	25.80%	25.80%
Changes in valuation allowance		(4.90%)	4.70%	(1.10%)
Return to provision adjustments		0.00%	5.60%	0.00%
Other		0.00%	(2.90%)	(1.30%)
Income tax expense (benefit)		(9.80%)	10.40%	14.20%
United States [Member]
Amount
Changes in valuation allowance		$ (174)	$ 191	$ 337
Other		$ 283	$ 132	$ 186
Rate
Changes in valuation allowance		1.00%	(4.40%)	2.70%
Other		(1.70%)	(3.00%)	1.50%
Germany [Member]
Amount
Foreign tax rate differential		$ 296	$ 529	$ (83)
State and local taxes		(482)	(774)	193
Changes in valuation allowance		2,274	907	328
Other		$ (1,141)	$ 366	$ (243)
Rate
Foreign tax rate differential		(1.80%)	(12.20%)	(0.70%)
State and local taxes		2.90%	17.80%	1.60%
Changes in valuation allowance		(13.50%)	(20.80%)	2.70%
Other		6.80%	(8.40%)	(2.00%)
Spain [Member]
Amount
Changes in valuation allowance		$ 248	$ (251)	$ (68)
Other		$ 134	$ 71	$ 196
Rate
Changes in valuation allowance		(1.50%)	5.80%	(0.60%)
Other		(0.80%)	(1.60%)	1.60%
Japan [Member]
Amount
Changes in valuation allowance		$ 0	$ (560)	$ (69)
Other		$ 41	$ (17)	$ 75
Rate
Changes in valuation allowance		0.00%	12.90%	(0.60%)
Other		(0.20%)	0.40%	0.60%
Israel [Member]
Amount
Foreign tax rate differential		$ 301	$ (8)	$ (282)
Preferred technological enterprise	[1]	1,183	(30)	(1,107)
Changes in valuation allowance		1,964	0	0
Other		$ 58	$ 121	$ (118)
Rate
Foreign tax rate differential		(1.80%)	0.20%	(2.30%)
Preferred technological enterprise	[1]	(7.00%)	0.70%	(9.00%)
Changes in valuation allowance		(11.70%)	0.00%	0.00%
Other		(0.30%)	(2.80%)	(1.00%)
Other foreign jurisdictions [Member]
Amount
Income tax expense (benefit)		$ 166	$ 317	$ (472)
Rate
Income tax expense (benefit)		(1.10%)	(7.40%)	(3.70%)

[1]	Preferred technological enterprise refers to deduction of 11% on the tax rate the Company has to pay in Israel, totaling 12% compared to regular tax rate of 23%.